UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JCE
Nuveen Core Equity Alpha Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	COMMON STOCKS – 98.3%
	Aerospace & Defense – 3.2%
8,900	Boeing Company, (2)	$2,262,469
15,000	General Dynamics Corporation	3,083,700
7,800	Northrop Grumman Corporation	2,244,216
2,700	Raytheon Company	503,766
	Total Aerospace & Defense	8,094,151
	Airlines – 0.5%
5,600	Southwest Airlines Co.	313,488
13,500	United Continental Holdings Inc, (3)	821,880
	Total Airlines	1,135,368
	Banks – 0.7%
6,500	Comerica Incorporated, (2)	495,690
21,300	KeyCorp, (2)	400,866
6,300	PNC Financial Services Group, Inc.	849,051
	Total Banks	1,745,607
	Beverages – 1.9%
13,400	Constellation Brands, Inc., Class A	2,672,630
15,500	Dr. Pepper Snapple Group, (2)	1,371,285
6,100	PepsiCo, Inc.	679,723
	Total Beverages	4,723,638
	Biotechnology – 1.8%
4,700	AbbVie Inc.	417,642
5,800	Incyte Pharmaceuticals Inc., (3)	677,092
3,600	Regeneron Pharmaceuticals, Inc., (3)	1,609,632
12,200	Vertex Pharmaceuticals Inc., (3)	1,854,888
	Total Biotechnology	4,559,254
	Building Products – 1.6%
14,400	Allegion PLC	1,245,168
22,500	Fortune Brands Home & Security	1,512,675
19,400	Masco Corporation	756,794
9,300	Smith AO Corporation	552,699
	Total Building Products	4,067,336
	Capital Markets – 1.6%
1,300	Ameriprise Financial, Inc	193,063
1,800	CBOE Holdings Inc.	193,734
6,900	CME Group, Inc, (2)	936,192

Shares	Description (1)	Value
	Capital Markets (continued)
6,300	E*Trade Group Inc., (3)	$274,743
2,100	Moody's Corporation	292,341
2,700	NASDAQ Stock Market, Inc	209,439
1,300	Northern Trust Corporation	119,509
6,100	S&P Global, Inc	953,491
1,700	State Street Corporation	162,418
7,500	T. Rowe Price Group Inc.	679,875
	Total Capital Markets	4,014,805
	Chemicals – 2.4%
4,500	Albemarle Corporation	613,395
1,300	Ecolab Inc	167,193
5,100	FMC Corporation	455,481
7,200	International Flavors & Fragrances Inc	1,028,952
11,200	Monsanto Company	1,341,984
6,600	Sherwin-Williams Company	2,363,064
	Total Chemicals	5,970,069
	Commercial Services & Supplies – 1.5%
25,900	Republic Services, Inc.	1,710,954
24,900	Waste Management, Inc.	1,948,923
	Total Commercial Services & Supplies	3,659,877
	Containers & Packaging – 0.5%
2,300	Avery Dennison Corporation	226,182
10,000	Packaging Corp. of America	1,146,800
	Total Containers & Packaging	1,372,982
	Diversified Consumer Services – 0.2%
22,800	H & R Block Inc	603,744
	Diversified Financial Services – 0.4%
41,100	Leucadia National Corporation	1,037,775
	Electric Utilities – 7.0%
25,000	Alliant Energy Corporation	1,039,250
9,100	American Electric Power Company, Inc.	639,184
28,900	Edison International	2,230,213
10,000	Entergy Corporation	763,600
27,700	Eversource Energy	1,674,188
10,800	NextEra Energy Inc	1,582,740
25,700	PG&E Corporation	1,749,913
7,200	Pinnacle West Capital Corporation	608,832
85,900	PPL Corporation, (2)	3,259,905
42,000	Southern Company	2,063,880
40,700	Xcel Energy, Inc	1,925,924
	Total Electric Utilities	17,537,629

Shares	Description (1)	Value
	Electrical Equipment – 0.4%
11,800	Ametek Inc	$779,272
4,200	Eaton PLC	322,518
	Total Electrical Equipment	1,101,790
	Electronic Equipment, Instruments & Components – 1.2%
34,800	Amphenol Corporation, Class A	2,945,472
	Equity Real Estate Investment Trust – 8.7%
3,400	Alexandria Real Estate Equities Inc	404,498
19,900	American Tower Corporation, REIT	2,719,932
14,300	AvalonBay Communities, Inc.	2,551,406
10,300	Crown Castle International Corporation	1,029,794
16,300	Digital Realty Trust Inc.	1,928,779
8,400	Duke Realty Corporation	242,088
1,543	Equinix Inc.	688,641
1,900	Equity Residential	125,267
9,300	Essex Property Trust Inc.	2,362,479
4,500	Extra Space Storage Inc.	359,640
23,000	Health Care Property Investors Inc	640,090
5,900	Host Hotels & Resorts Inc	109,091
15,100	Mid-America Apartment Communities	1,613,888
46,600	Prologis Inc	2,957,236
3,600	SBA Communications Corporation, (3)	518,580
18,600	UDR Inc.	707,358
19,700	Ventas Inc	1,283,061
23,300	Welltower Inc	1,637,524
	Total Equity Real Estate Investment Trust	21,879,352
	Food Products – 1.0%
12,200	Hershey Foods Corporation	1,331,874
16,800	Tyson Foods, Inc., Class A	1,183,560
	Total Food Products	2,515,434
	Health Care Equipment & Supplies – 8.0%
18,800	Abbott Laboratories	1,003,168
8,700	Align Technology, Inc, (3)	1,620,549
53,100	Baxter International, Inc., (2)	3,332,025
800	Becton, Dickinson and Company	156,760
20,800	Boston Scientific Corporation, (3)	606,736
5,100	C. R. Bard, Inc	1,634,550
10,500	Cooper Companies, Inc	2,489,655
3,200	Edwards Lifesciences Corporation, (3)	349,792
29,300	Hologic Inc., (3)	1,075,017
4,100	Idexx Labs Inc, (3)	637,509
2,600	Intuitive Surgical, Inc., (3)	2,719,288
9,900	Medtronic, PLC	769,923

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
13,500	ResMed Inc	$1,038,960
7,600	Stryker Corporation	1,079,352
10,300	Varian Medical Systems, Inc, (3)	1,030,618
4,500	Zimmer Biomet Holdings, Inc.	526,905
	Total Health Care Equipment & Supplies	20,070,807
	Health Care Providers & Services – 5.0%
7,200	Aetna Inc.	1,144,872
10,300	Anthem Inc.	1,955,764
9,600	Cardinal Health, Inc.	642,432
25,600	Centene Corporation, (3)	2,477,312
3,700	CIGNA Corporation	691,678
9,800	Henry Schein Inc, (3)	803,502
7,700	Humana Inc.	1,875,951
3,500	Laboratory Corporation of America Holdings, (3)	528,395
24,700	Quest Diagnostics Incorporated	2,312,908
1,200	UnitedHealth Group Incorporated	235,020
	Total Health Care Providers & Services	12,667,834
	Health Care Technology – 0.6%
21,400	Cerner Corporation, (3)	1,526,248
	Hotels, Restaurants & Leisure – 5.3%
36,500	Carnival Corporation	2,356,805
3,300	Chipotle Mexican Grill, (3)	1,015,839
10,500	Darden Restaurants, Inc.	827,190
33,700	Marriott International, Inc., Class A	3,715,762
12,200	McDonald's Corporation	1,911,496
16,000	Wyndham Worldwide Corporation	1,686,560
12,800	Wynn Resorts Ltd	1,906,176
	Total Hotels, Restaurants & Leisure	13,419,828
	Household Durables – 2.2%
70,500	D.R. Horton, Inc., (2)	2,815,065
1,500	Leggett and Platt Inc	71,595
22,900	Lennar Corporation, Class A	1,209,120
2,400	Mohawk Industries Inc., (3)	594,024
35,100	PulteGroup Inc	959,283
	Total Household Durables	5,649,087
	Household Products – 0.7%
10,200	Clorox Company	1,345,482
3,200	Kimberly-Clark Corporation	376,576
	Total Household Products	1,722,058
	Independent Power & Renewable Electricity Producers – 0.1%
7,700	NRG Energy Inc.	197,043

Shares	Description (1)	Value
	Industrial Conglomerates – 1.0%
7,900	3M Co.	$1,658,210
3,800	Roper Technologies, Inc	924,920
	Total Industrial Conglomerates	2,583,130
	Insurance – 5.2%
4,200	Ace Limited	598,710
8,500	AFLAC Incorporated	691,815
28,700	Allstate Corporation	2,637,817
6,100	AON PLC	891,210
27,600	Arthur J. Gallagher & Co.	1,698,780
32,900	Hartford Financial Services Group, Inc.	1,823,647
16,000	Principal Financial Group, Inc	1,029,440
37,800	Progressive Corporation	1,830,276
400	Prudential Financial, Inc.	42,528
1,100	Travelers Companies, Inc	134,772
2,400	Willis Towers Watson PLC	370,152
33,200	XL Group Limited	1,309,740
	Total Insurance	13,058,887
	Internet & Direct Marketing Retail – 1.2%
15,200	Expedia, Inc.	2,187,888
3,300	NetFlix.com Inc, (3)	598,455
100	Priceline Group Incorporated, (3)	183,082
	Total Internet & Direct Marketing Retail	2,969,425
	Internet Software & Services – 0.1%
3,300	VeriSign, Inc, (3)	351,087
	IT Services – 2.7%
28,300	Automatic Data Processing, Inc.	3,093,756
9,328	DXC Technology Company	801,089
5,900	Fiserv, Inc., (3)	760,864
8,200	Gartner Inc, (3)	1,020,162
900	Global Payments Inc.	85,527
14,300	PayPal Holdings, Inc., (3)	915,629
	Total IT Services	6,677,027
	Leisure Products – 0.1%
3,600	Hasbro, Inc	351,612
	Life Sciences Tools & Services – 2.1%
5,600	Agilent Technologies, Inc.	359,520
3,400	Illumina Inc, (3)	677,280
3,000	Mettler-Toledo International Inc, (3)	1,878,480
12,900	Perkinelmer Inc	889,713
8,900	Waters Corporation, (3)	1,597,728
	Total Life Sciences Tools & Services	5,402,721

Shares	Description (1)	Value
	Machinery – 2.8%
16,300	Deere & Company	$2,047,117
15,700	Fortive Corporation	1,111,403
2,700	Illinois Tool Works, Inc.	399,492
20,000	Ingersoll Rand Company Limited, Class A	1,783,400
12,900	Pentair Limited	876,684
4,900	Stanley Black & Decker Inc.	739,753
	Total Machinery	6,957,849
	Media – 1.5%
23,400	CBS Corporation, Class B	1,357,200
22,400	Time Warner Inc.	2,294,880
	Total Media	3,652,080
	Multi-Utilities – 4.9%
21,600	Ameren Corporation	1,249,344
57,900	CenterPoint Energy, Inc., (2)	1,691,259
14,400	CMS Energy Corporation	667,008
15,000	Consolidated Edison, Inc	1,210,200
38,900	Dominion Resources, Inc.	2,992,577
16,900	DTE Energy Company	1,814,384
17,100	NiSource Inc	437,589
12,000	Sempra Energy	1,369,560
15,600	WEC Energy Group, Inc.	979,368
	Total Multi-Utilities	12,411,289
	Oil, Gas & Consumable Fuels – 0.4%
3,900	Andeavor	402,285
4,600	Cabot Oil & Gas Corporation	123,050
12,000	Williams Companies Inc, (2)	360,120
	Total Oil, Gas & Consumable Fuels	885,455
	Personal Products – 0.2%
4,100	Estee Lauder Companies Inc., Class A	442,144
	Pharmaceuticals – 0.5%
6,200	Eli Lilly and Company	530,348
12,500	Zoetis Incorporated	797,000
	Total Pharmaceuticals	1,327,348
	Professional Services – 0.3%
2,800	Equifax Inc	296,772
10,900	IHS Markit Limited, (3)	480,472
	Total Professional Services	777,244
	Road & Rail – 1.9%
62,600	CSX Corporation, (2)	3,396,676
11,900	Kansas City Southern Industries	1,293,292
	Total Road & Rail	4,689,968

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 9.7%
12,325	Analog Devices, Inc.	$1,062,045
114,200	Applied Materials, Inc., (2)	5,948,678
10,444	Broadcom Limited	2,533,088
25,700	KLA-Tencor Corporation	2,724,200
12,300	Lam Research Corporation	2,275,992
7,600	Microchip Technology Incorporated	682,328
128,200	Micron Technology, Inc., (2), (3)	5,042,106
22,900	NVIDIA Corporation, (2)	4,093,833
	Total Semiconductors & Semiconductor Equipment	24,362,270
	Software – 1.8%
33,400	Activision Blizzard Inc	2,154,634
15,200	Adobe Systems Incorporated, (2), (3)	2,267,536
600	Ansys Inc, (3)	73,638
	Total Software	4,495,808
	Specialty Retail – 0.7%
9,500	Best Buy Co., Inc.	541,120
12,700	Tiffany & Co.	1,165,606
	Total Specialty Retail	1,706,726
	Technology Hardware, Storage & Peripherals – 1.4%
3,100	Apple, Inc., (2)	477,772
18,100	HP Inc	361,276
30,800	Western Digital Corporation	2,661,120
	Total Technology Hardware, Storage & Peripherals	3,500,168
	Textiles, Apparel & Luxury Goods – 0.8%
15,300	Coach, Inc.	616,284
20,400	Hanesbrands Inc	502,656
2,800	PVH Corporation	352,968
8,100	VF Corporation	514,917
	Total Textiles, Apparel & Luxury Goods	1,986,825
	Tobacco – 2.5%
46,600	Altria Group, Inc.	2,955,372
29,600	Philip Morris International	3,285,896
	Total Tobacco	6,241,268
	Water Utilities – 0.0%
1,400	American Water Works Company	113,274
	Total Long-Term Investments (cost $216,038,787)	247,160,793

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 2.6%
	REPURCHASE AGREEMENTS – 1.6%
$ 4,024	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $4,023,823, collateralized by $4,115,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $4,107,877	0.120%	10/02/17	N/A	$ 4,023,783
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%
2,500	U.S. Treasury Bills, (2)	0.000%	1/18/18	Aaa	2,492,409
	Total Short-Term Investments (cost $6,515,529)				6,516,192
	Total Investments (cost $222,554,316) – 100.9%				253,676,985
	Other Assets Less Liabilities – (0.9)% (5)				(2,298,799)
	Net Assets – 100%				$ 251,378,186
Investments in Derivatives as of September 30, 2017
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
S&P 500 E-Mini	Long	45	12/17	$5,611,936	$5,661,225	$49,289	$18,900

Options Written
Description	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
RUSSELL 2000® Index	(151)	$(21,744,000)	$1,440	10/20/17	$(853,150)
RUSSELL 2000® Index	(475)	(68,875,000)	1,450	10/20/17	(2,272,875)
Total Options Written (premiums received $422,700)	(626)	$(90,619,000)			$(3,126,025)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$247,160,793	$ —	$ —	$247,160,793
Short-Term Investments:
Repurchase Agreements	—	4,023,783	—	4,023,783
U.S. Government and Agency Obligations	—	2,492,409	—	2,492,409
Investments in Derivatives:
Futures Contracts*	49,289	—	—	49,289
Options Written	(3,126,025)	—	—	(3,126,025)
Total	$244,084,057	$6,516,192	$ —	$250,600,249

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes areprimarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax(mark-to-market) on futures contracts and certain options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$222,560,572
Gross unrealized:
Appreciation	$ 33,167,571
Depreciation	(2,045,002)
Net unrealized appreciation (depreciation) of investments	$ 31,122,569

Tax cost of futures contracts	$49,289
Net unrealized appreciation (depreciation) on futures contracts	-

Tax cost of options written contracts	$(3,126,025)
Net unrealized appreciation (depreciation) on option contracts written	-
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable. Other assets less liabilities also includes the value of options as presented on Statement of Assets and Liabilities.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A	Not Applicable
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017